FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2025	December 31, 2024
Non-designated derivative instruments - short-term assets:
Interest rate swaps	—	121
Total derivative instruments - short-term assets	—	121
Designated derivative instruments - long-term assets:
Interest rate swaps	—	1,631
Cross currency interest rate swaps	6,085	2,212
Non-designated derivative instruments - long-term assets:
Interest rate swaps	8,648	11,515
Cross currency interest rate swaps	490	165
Total derivative instruments - long-term assets	15,223	15,523

(in thousands of $)	June 30, 2025	December 31, 2024
Non-designated derivative instruments - short-term liabilities:
Cross currency swaps	—	14,884
Total derivative instruments - short-term liabilities	—	14,884
Designated derivative instruments - long-term liabilities:
Interest rate swaps	5,080	103
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	1,449	—
Total derivative instruments - long-term liabilities	6,529	103

Derivative Instruments, Gain (Loss)
Movements in the Consolidated Statement of Operations are summarized as follows:

	Six months ended
(in thousands of $)	June 30, 2025	June 30, 2024
Net (loss)/gain in fair value movements of non-designated derivatives	(4,183)	1,555
Net cash movement on non-designated derivatives and swap settlements	1,621	2,975
Total cash movement and valuation (loss)/gain on non-designated derivatives	(2,562)	4,530

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2025 and December 31, 2024 are as follows:

	June 30, 2025		December 31, 2024
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity securities	2,859	2,859	3,736	3,736
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,750	150,000	150,975
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	153,375	150,000	154,737
8.25% senior unsecured sustainability-linked bonds due 2028	147,600	150,552	145,200	149,874
NOK750 million senior unsecured floating rate bonds due 2029	74,391	74,510	63,592	63,778
7.75% senior unsecured sustainability-linked bonds due 2030	144,400	144,581	—	—
Derivatives:
Interest rate/ currency/ commodity swap contracts - short-term receivables	—	—	121	121
Interest rate/ currency/ commodity swap contracts - long-term receivables	15,223	15,223	15,523	15,523
Interest rate/ currency/ commodity swap contracts - short-term payables	—	—	14,884	14,884
Interest rate/ currency/ commodity swap contracts - long-term payables	6,529	6,529	103	103

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The fair values of financial assets and liabilities as of June 30, 2025, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2025	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Equity securities	2,859	2,859
Interest rate/ currency/ commodity swap contracts, long-term receivables	15,223		15,223
Total assets	18,082	2,859	15,223	—
Liabilities:
7.25% senior unsecured sustainability-linked bonds due 2026	150,750	150,750
8.875% senior unsecured sustainability-linked bonds due 2027	153,375	153,375
8.25% senior unsecured sustainability-linked bonds due 2028	150,552	150,552
NOK750 million senior unsecured floating rate bonds due 2029	74,510	74,510
7.75% senior unsecured sustainability-linked bonds due 2030	144,581	144,581
Interest rate/ currency/ commodity swap contracts, long-term payables	6,529		6,529
Total liabilities	680,297	673,768	6,529	—